UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23268

 NAME OF REGISTRANT:                     Highland Floating Rate Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Highland Floating Rate Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 ARCH COAL, INC.                                                                             Agenda Number:  934741910
--------------------------------------------------------------------------------------------------------------------------
        Security:  039380407
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2018
          Ticker:  ARCH
            ISIN:  US0393804077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Patrick J. Bartels,                 Mgmt          For                            For
       Jr.

1b.    Election of Director: James N. Chapman                    Mgmt          For                            For

1c.    Election of Director: John W. Eaves                       Mgmt          For                            For

1d.    Election of Director: Sherman K. Edmiston                 Mgmt          For                            For
       III

1e.    Election of Director: Patrick A.                          Mgmt          For                            For
       Kriegshauser

1f.    Election of Director: Richard A. Navarre                  Mgmt          For                            For

1g.    Election of Director: Scott D. Vogel                      Mgmt          For                            For

2.     Advisory approval of the Company's named                  Mgmt          Against                        Against
       executive officer compensation.

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent registered public
       accounting firm for the fiscal year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL PUERTO S.A.                                                                         Agenda Number:  934792056
--------------------------------------------------------------------------------------------------------------------------
        Security:  155038201
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2018
          Ticker:  CEPU
            ISIN:  US1550382014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the               Mgmt          For                            For
       minutes.

2.     Consideration of the Annual Report and its                Mgmt          For                            For
       Annex, the Statement of Income, the
       Statement of Comprehensive Income, the
       Statement of Financial Position, the
       Statement of Changes in Equity,the
       Statement of Cash Flow, Notes to the
       Financial Statements and Annexes,
       Information Report, Additional Information
       to the Notes to Financial Statements-
       Section no. 12, Chapter III, Title IV, EG
       no. 622/2013, Argentine securities
       regulator (Comision Nacional de Valores)
       and Section 68 of the Listing ...(due to
       space limits, see proxy material for full
       proposal).

3.     Consideration of the income (loss) for the                Mgmt          For                            For
       fiscal year and the remaining retained
       earnings and the Board of Directors'
       proposal, which consists on increasing the
       legal reserve by Ps. 149,624 thousand,
       allocating Ps. 0. 70 per share for the
       payment of dividends, allocating the
       remainder of the income (loss) for the
       fiscal year to increase the voluntary
       reserve so as to increase the Company's
       solvency by Ps. 2,293,606 thousand.

4.     Consideration of the performance of the                   Mgmt          For                            For
       Company's Board of Directors during the
       fiscal year ended December 31, 2017.

5.     Consideration of the performance of the                   Mgmt          For                            For
       Company's Supervisory Committee during the
       fiscal year ended December 31, 2017.

6.     Consideration of the remuneration to the                  Mgmt          Abstain                        Against
       Company's Board of Directors for the fiscal
       year ended December 31, 2017 with due
       regard to the limitations in connection
       with the Company's net income pursuant to
       section 261 of Law no. 19550 and the
       Argentine securities Regulator Rules.
       Consideration of the advance payment of
       Directors' fees for the fiscal year to end
       December 31, 2018.

7.     Consideration of the remuneration to the                  Mgmt          Abstain                        Against
       Company's Supervisory Committee for the
       fiscal year ended December 31, 2017 and the
       fees' regime for the fiscal year to end
       December 31, 2018.

8.     Determination of the number of Alternate                  Mgmt          Abstain                        Against
       Directors and, appointment of Directors and
       Alternate Directors. Consideration of the
       continuity of the current Chairman until
       the appointment to be made by the Company's
       Board of Directors.

9.     Appointment of the members and alternate                  Mgmt          Abstain                        Against
       members of the Company's Supervisory
       Committee for the fiscal period to end
       December 31, 2018.

10.    Consideration of the Company's certifying                 Mgmt          For                            For
       accountant's fees with respect to the
       annual accounting documents for the fiscal
       period ended on December 31, 2017.

11.    Appointment of the Company's certifying                   Mgmt          For                            For
       accountant for the fiscal period to end
       December 31, 2018 and determination of its
       remuneration.

12.    Approval of the Annual Budget for the Audit               Mgmt          Abstain                        Against
       Committee.

13.    Renewal of the power granted to the Board                 Mgmt          For                            For
       of Directors to set the issuance period,
       amount, term and any other conditions for
       class and/or series of the Company's simple
       short-term, mid- term and long-term
       negotiable obligations (non-convertible
       into shares) under the Company's Program
       for a maximum amount of up to US$
       1,000,000,000 (one billion U.S. dollars)
       (or its equivalent in other currencies); to
       update the prospectus of the Program, with
       powers to delegate such power to one or
       more ...(due to space limits, see proxy
       material for full proposal).

14.    Granting of authorizations.                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION AMERICA AIRPORTS S.A.                                                           Agenda Number:  934813571
--------------------------------------------------------------------------------------------------------------------------
        Security:  L1995B107
    Meeting Type:  Annual
    Meeting Date:  30-May-2018
          Ticker:  CAAP
            ISIN:  LU1756447840
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the Financial Statements and                  Mgmt          For                            For
       the management report and acknowledgement
       of independent auditors report.

2.     Allocation of results for 2017 Financial                  Mgmt          For                            For
       Year.

3.     Discharge (quitus) of the members of the                  Mgmt          For                            For
       Board for the exercise of their mandate for
       the 2017 Financial Year.

4.     Authorization of the remuneration of the                  Mgmt          For                            For
       Members of the Board.

5.     Appointment of the independent auditor                    Mgmt          For                            For
       (cabinet de revision agree)for the
       financial year ending on December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  934748990
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Richard D. Kinder                   Mgmt          For                            For

1b.    Election of Director: Steven J. Kean                      Mgmt          For                            For

1c.    Election of Director: Kimberly A. Dang                    Mgmt          For                            For

1d.    Election of Director: Ted A. Gardner                      Mgmt          For                            For

1e.    Election of Director: Anthony W. Hall, Jr.                Mgmt          For                            For

1f.    Election of Director: Gary L. Hultquist                   Mgmt          For                            For

1g.    Election of Director: Ronald L. Kuehn, Jr.                Mgmt          For                            For

1h.    Election of Director: Deborah A. Macdonald                Mgmt          For                            For

1i.    Election of Director: Michael C. Morgan                   Mgmt          For                            For

1j.    Election of Director: Arthur C.                           Mgmt          For                            For
       Reichstetter

1k.    Election of Director: Fayez Sarofim                       Mgmt          For                            For

1l.    Election of Director: C. Park Shaper                      Mgmt          For                            For

1m.    Election of Director: William A. Smith                    Mgmt          For                            For

1n.    Election of Director: Joel V. Staff                       Mgmt          For                            For

1o.    Election of Director: Robert F. Vagt                      Mgmt          For                            For

1p.    Election of Director: Perry M. Waughtal                   Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the Proxy
       Statement

4.     Frequency with which we will hold an                      Mgmt          1 Year                         Against
       advisory vote on the compensation of our
       named executive officers

5.     Stockholder proposal relating to a report                 Shr           For                            Against
       on methane emissions

6.     Stockholder proposal relating to an annual                Shr           For                            Against
       sustainability report

7.     Stockholder proposal relating to an                       Shr           For                            Against
       assessment of the long-term portfolio
       impacts of scenarios consistent with global
       climate change policies




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  934841099
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2018
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Honis                                                Mgmt          For                            For
       Dustin Norris                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934775579
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  24-May-2018
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Robert B. Evans                     Mgmt          For                            For

1.2    Election of Director: Joe Bob Perkins                     Mgmt          For                            For

1.3    Election of Director: Ershel C. Redd Jr.                  Mgmt          For                            For

2.     Ratification of Selection of Independent                  Mgmt          For                            For
       Accountants

3.     Advisory Vote to Approve Executive                        Mgmt          For                            For
       Compensation




--------------------------------------------------------------------------------------------------------------------------
 THE MACERICH COMPANY                                                                        Agenda Number:  934834311
--------------------------------------------------------------------------------------------------------------------------
        Security:  554382101
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2018
          Ticker:  MAC
            ISIN:  US5543821012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Peggy Alford                        Mgmt          For                            For

1b.    Election of Director: John H. Alschuler                   Mgmt          For                            For

1c.    Election of Director: Eric K. Brandt                      Mgmt          For                            For

1d.    Election of Director: Edward C. Coppola                   Mgmt          For                            For

1e.    Election of Director: Steven R. Hash                      Mgmt          For                            For

1f.    Election of Director: Daniel J. Hirsch                    Mgmt          For                            For

1g.    Election of Director: Diana M. Laing                      Mgmt          For                            For

1h.    Election of Director: Thomas E. O'Hern                    Mgmt          For                            For

1i.    Election of Director: Steven L. Soboroff                  Mgmt          For                            For

1j.    Election of Director: Andrea M. Stephen                   Mgmt          For                            For

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as our independent registered public
       accounting firm for the year ending
       December 31, 2018.

3.     Advisory vote to approve our named                        Mgmt          Against                        Against
       executive officer compensation as described
       in our Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934785265
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  10-May-2018
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1b.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1c.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1d.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1e.    Election of Director: Kathleen B. Cooper                  Mgmt          For                            For

1f.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1g.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1h.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1i.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1j.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2018.

3.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the company's executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 VISTRA ENERGY CORP                                                                          Agenda Number:  934725788
--------------------------------------------------------------------------------------------------------------------------
        Security:  92840M102
    Meeting Type:  Special
    Meeting Date:  02-Mar-2018
          Ticker:  VST
            ISIN:  US92840M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated as of October 29, 2017 (the "Merger
       Agreement"), by and between Vistra Energy
       Corp., a Delaware corporation ("Vistra
       Energy"), and Dynegy Inc., a Delaware
       corporation ("Dynegy"), as it may be
       amended from time to time, pursuant to
       which, among other things, Dynegy will
       merge with and into Vistra Energy (the
       "Merger"), with Vistra Energy continuing as
       the surviving corporation (the "Merger
       Proposal").

2.     Approve the issuance of shares of Vistra                  Mgmt          For                            For
       Energy common stock to Dynegy stockholders
       in connection with the Merger, as
       contemplated by the Merger Agreement (the
       "Stock Issuance Proposal").

3.     Approve the adjournment of the Vistra                     Mgmt          For                            For
       Energy special meeting, if necessary or
       appropriate, for the purpose of soliciting
       additional votes for the approval of the
       Merger Proposal and the Stock Issuance
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 VISTRA ENERGY CORP                                                                          Agenda Number:  934774200
--------------------------------------------------------------------------------------------------------------------------
        Security:  92840M102
    Meeting Type:  Annual
    Meeting Date:  01-May-2018
          Ticker:  VST
            ISIN:  US92840M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Hilary E. Ackermann*                                      Mgmt          For                            For
       Brian K. Ferraioli*                                       Mgmt          For                            For
       Jeff D. Hunter*                                           Mgmt          For                            For
       Brian K. Ferraioli#                                       Mgmt          For                            For
       Jeff D. Hunter#                                           Mgmt          For                            For

3.     Approve, on an advisory basis, named                      Mgmt          For                            For
       executive officer compensation.

4.     Approve, on an advisory basis, the                        Mgmt          1 Year                         For
       frequency of future advisory votes on named
       executive officer compensation.

5.     Ratify the selection of Deloitte & Touche                 Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 MGM HOLDINGS INC.                                                                          Agenda Number:  000000000
--------------------------------------------------------------------------------------------------------------------------
        Security:  M014CLSA
    Meeting Type:  Annual
    Meeting Date:  20-Dec-2017
          Ticker:  562340Q
            ISIN:  US5916101000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary Barber*                                              Mgmt          For                            For
       James Dondero*                                            Mgmt          For                            For
       David Krane*                                              Mgmt          For                            For
       Ann Mather*                                               Mgmt          For                            For
       Fredric G. Reynolds*                                      Mgmt          For                            For
       Nancy Tellem*                                             Mgmt          For                            For
       Kevin Ulrich*                                             Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Floating Rate Opportunities Fund
By (Signature)       /s/ Dustin Norris
Name                 Dustin Norris
Title                Secretary
Date                 08/23/2018